Share-Based Compensation Options, Additional Disclosures (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	741,187	1,564,665	364,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 5.29	$ 3.06	$ 3.26
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	523,845	27,000	110,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 5,970	$ 79	$ 800
Proceeds from Stock Options Exercised	$ 1,604	$ 208	$ 288